Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating leases
2025	$ 15,717
2026	12,127
2027	12,177
2028	11,838
2029	9,840
Thereafter	12,817
Total lease payments	74,516
Less: Imputed interest	(18,739)
Present value of lease liabilities	55,777	$ 92,083
Finance leases
2025	12,800
2026	12,800
2027	12,800
2028	12,800
2029	12,800
Thereafter	158,704
Total lease payments	222,705
Less: Imputed interest	(86,944)
Present value of lease liabilities	$ 135,761	$ 140,000